Note 8 - Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Impairment of Intangible Assets (Excluding Goodwill)	$ 874	$ 874	$ 874	$ 0